4. DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
DERIVATIVE LIABILITIES

Derivative liabilities, consisting of the equity instruments such as options to non-employees and common share warrants with an exercise price in a different currency than the Company’s functional currency, are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2009	$7,218,561

Re-classification to common stock on exercise of warrants	(622,134)
Re-classification to additional paid-in capital on cancellation of options	(117,985)
Change in fair value of derivative liabilities	(4,474,283)

Balance, December 31, 2010	2,004,159

Fair value of warrants issued in private placements	325,176
Foreign exchange effect on derivative liability	(38,719)
Change in fair value of derivative liabilities	(1,806,379)

Balance, December 31, 2011	484,777

Fair value of warrants issued in private placements	226,400
Change in fair value of derivative liabilities	1,620,319
Foreign exchange effect on derivative liability	11,493

Balance, December 31, 2012	$2,342,989

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	December 31,	December 31,
	2012	2011

Risk-free interest rate	1.21 to 1.80%	0.86 to 0.92%
Expected life of derivative liability	2 to 10 yrs	1 to 9 yrs
Annualized volatility	201.4%	106.5%
Dividend rate	0.00%	0.00%

Re-classifications from liability to equity are supplemental non-cash transactions in the cash flow statement.